Value of Business Acquired and Other Intangible Assets - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified			12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Trade Names
Business Acquisition [Line Items]
Intangible amortization			$ 1,050
Accumulated amortization of VOBA and other intangible assets	$ 249,210	$ 243,732